Note 3 - Liquidity and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
4.	Liquidity and Business Plan

We need to obtain additional funds to continue our operations and execute our current business plans. We may
seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no
assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data is inconclusive or not
positive or economic conditions worsen in the market as a whole or in the pharmaceutical or biotechnology markets individually.

In
May
and
June 2020,
the Company sold
437,000
shares of common stock and warrants to purchase an equal number of additional shares of common stock in private placements to certain accredited investors pursuant to securities purchase agreements. Net proceeds from these sales totaled approximately
$1.7
million. The warrants are exercisable for a period of
five
years from the date of issuance at an initial exercise price of
$6.00
per share of common stock.

If we are unable to obtain additional financing, we believe that we will need to reduce our operations by taking actions that may
include, among other things, reducing use of outside professional service providers, reducing staff or further reducing staff compensation, significantly modifying or delaying the development of our SBP-
101
product candidate, licensing rights to
third
parties, including the right to commercialize our SBP-
101
product candidate for pancreatic cancer, or other applications that we would otherwise seek to pursue, or discontinuing operations entirely.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-
101
product candidate in the United States or other markets and ultimately our ability to market and sell our SBP-
101
product candidate. If we are unable to obtain additional financing when needed, if our clinical trials are not
successful or if we are unable to obtain marketing approval, we would not
be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be
no
assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders.

3.	Liquidity and Management Plans

We will need to seek additional sources of funds to support our current business plans. We may
seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no
assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data is not
positive or economic and market conditions deteriorate.

If we are unable to obtain additional financing when needed, we would need to scale back our operations taking actions that may
include, among other things, reducing use of outside professional service providers, reducing staff or staff compensation, significantly modify or delay the development of our SBP-
101
product candidate, license to
third
parties the rights to commercialize our SBP-
101
product candidate for pancreatic cancer or other applications that we would otherwise seek to pursue, or cease operations.

In closings occurring in
August,
September
and
October 2019
the Company sold
909,209
shares of common stock and an equal number of warrants to purchase common stock in a private placement to certain accredited investors pursuant to a Securities Purchase Agreement. Net proceeds from these sales totaled approximately
$3.2
million. The warrants are exercisable for a period of
five
years from the date of issuance at an initial exercise price of
$4.00.

In closings occurring in
December 2018
and
January 2019
the Company sold
$2.2
million principal amount of unsecured convertible promissory notes (the “Notes”) and warrants to purchase up to
1,243,498
shares of common stock in a private placement to certain investors. On
June 30, 2019
the entire principal balance and accrued interest of
$105,000
converted into
651,758
shares of common stock per the terms of the Notes at a conversion rate of
$3.50.
See Note
6
titled “Indebtedness” for a detailed discussion of the material terms of the Notes. The warrants are exercisable for a period of five
years from the date of issuance at an initial exercise price of
$4.50.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to demonstrate clinical progress for our SBP-
101
product candidate in the United States or other markets and ultimately our ability to market and sell our SBP-
101
product candidate. If we are unable to obtain additional financing when needed, if our clinical trials are not
successful, if we are unable to obtain marketing approval, we would not
be able to continue as a going concern and would be forced to cease operations and liquidate our company.

There can be
no
assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders.